Share-Based Compensation - Summary of Stock Option Activity (Details) - 2015 Share Incentive Plan and 2018 Share Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted Share Number, Outstanding, Beginning Period	7,540,000	5,620,000	4,740,000
Options granted Share Number, Granted	6,130,000	2,700,000	1,860,000
Options granted Share Number, Forfeited	(410,000)	(780,000)	(980,000)
Options granted Share Number, Outstanding, Ending Period	13,260,000	7,540,000	5,620,000
Weighted average exercise price, Outstanding, Beginning Period	$ 0.25	$ 0.12	$ 0.06
Weighted average exercise price, Granted	0.64	0.52	0.24
Weighted average exercise price, Forfeited	0.43	0.27	0.04
Weighted average exercise price, Outstanding, Ending Period	$ 0.43	$ 0.25	$ 0.12